Rule 497(j)
                              File No. 333-42453



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York  10017
(212) 953-7532






                                                 February 3, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:  Empire State Municipal Exempt Trust, Guaranteed
                       Series 139
                       File No. 333-42453

Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on January 28, 2000 and became effective immediately pursuant to Rule 485(b).

                                      Empire State Municipal Exempt
                                      Trust, Guaranteed Series 139

                                      GLICKENHAUS & CO.
                                      LEBENTHAL & CO. INC.



                                      By:  /s/ MICHAEL J. LYNCH
                                           Michael J. Lynch
                                           as agent for the Sponsors



337760.1